CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Net revenues
Integrated contract revenue (including revenue from related parties of $6,360,381, $3,717,358 and $5,256,870 for the years ended June 30, 2010, 2011 and 2012, respectively)	$ 304,967,477	$ 248,576,098	$ 164,118,183
Products sales (including revenue from related parties of $34,589, $580,705, and $109,917 for the years ended June 30, 2010, 2011 and 2012, respectively)	16,736,455	14,265,788	9,971,013
Total net revenues	321,703,932	262,841,886	174,089,196
Costs of integrated contracts (including purchase from related parties of $5,462,744, $3,064,587, and $72,774 for the years ended June 30, 2010, 2011 and 2012 respectively)	189,152,826	165,354,157	110,268,475
Costs of products sold	6,204,356	6,359,013	3,668,899
Gross profit	126,346,750	91,128,716	60,151,822
Operating expenses
Selling	27,636,866	20,445,846	12,152,019
General and administrative (including operating lease expense paid to a related party of $32,069, nil, and nil for the years ended June 30, 2010, 2011 and 2012, respectively)	26,025,459	16,671,448	13,914,091
Research and development	25,552,297	20,132,575	13,071,318
VAT refunds and government subsidies	(18,306,056)	(10,811,919)	(11,533,006)
Total operating expenses	60,908,566	46,437,950	27,604,422
Income from operations	65,438,184	44,690,766	32,547,400
Other (expense) income, net (including other income from related parties of nil, nil, and $45,475 for the years ended June 30, 2010, 2011 and 2012, respectively)	792,817	(208,093)	(215,277)
Gain on disposal of investments in equity investees	2,043,977	1,400,533	0
Gain in earnings for the issuance of shares by an equity investee	0	756,619	0
Share of net income (loss) of equity investees	(3,141)	2,847,866	3,958,073
Interest income	1,751,982	1,101,531	1,149,695
Interest expenses	(3,097,754)	(2,680,141)	(2,220,467)
Income before income taxes	66,926,065	47,909,081	35,219,424
Income tax expenses	10,352,318	6,443,967	7,663,433
Net income	56,573,747	41,465,114	27,555,991
Less: net income (loss) attributable to noncontrolling interests	351,900	(4,884)	1,851,453
Net income attributable to Hollysys Automation Technologies Ltd. stockholders	56,221,847	41,469,998	25,704,538
Net income per ordinary share:
Basic (in dollars per share)	$ 1.01	$ 0.76	$ 0.50
Diluted (in dollars per share)	$ 1.01	$ 0.75	$ 0.50
Weighted average ordinary shares used in income per share computation:
Basic (in shares)	55,659,765	54,564,842	51,243,667
Diluted (in shares)	55,828,361	54,949,280	51,838,294
Other comprehensive income, net of tax
Foreign currency translation adjustments, net of nil tax	5,910,090	9,308,905	1,219,809
Comprehensive income	62,483,837	50,774,019	28,775,800
Less: comprehensive income attributable to non-controlling interests	373,246	35,753	1,876,297
Comprehensive income attributable to Hollysys Automation Technologies Ltd. stockholders	$ 62,110,591	$ 50,738,266	$ 26,899,503